Defined Benefit Liabilities (Assets) - Effects on Defined Benefit Obligations if Each of Significant Actuarial Assumptions Changes Within Expectable and Reasonable Range (Detail) ₩ in Millions	Dec. 31, 2019 KRW (₩)
Discount rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligations	₩ (47,013)
Increase in assumption	0.50%
Decrease in defined benefit obligations	₩ 54,248
Decrease in assumption	0.50%
Expected salary increase rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligations	₩ 53,864
Increase in assumption	0.50%
Decrease in defined benefit obligations	₩ (47,325)
Decrease in assumption	0.50%